GROUP STATEMENT OF CASH FLOWS (Parenthetical) - GBP (£)	1 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
GROUP STATEMENT OF CASH FLOWS
Current loans and borrowings		£ (9,624,000)	£ (23,391,000)
Current lease liability		(4,000)	(7,000)
Non-current issued debt - bonds		(31,356,000)	(26,908,000)
Non-current loans and borrowings		(21,492,000)	(3,391,000)
Non-current liability - lease		(448,000)	(370,000)
Cash and cash equivalents		16,662,000	11,803,000
Total net (debt) / asset		(46,262,000)	(42,264,000)
Digital assets		368,000	80,759,000
Net funds/(debt)		£ (44,200,000)	£ 65,400,000
Helios facility
GROUP STATEMENT OF CASH FLOWS
Proceeds used to paydown existing debt	£ 70,764,000
Issuance of new loan	£ 25,356,000